Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share - Based Compensation

16. Share - Based Compensation

In August 2015, the Company’s Board adopted the 2015 Equity Incentive Plan (the “2015 Plan”), which enabled management, consultants and Directors of the Company and its subsidiaries to receive options, stock appreciation rights, stock grants, stock units and dividend equivalents.

Under the 2015 Plan, restricted stock units were granted to four members of management on March 3, 2016 and were divided into two tranches. The first tranche (12,500 restricted stock units) would vest when the individual left employment, provided that this was after December 31, 2016 and was not for cause. The second tranche (12,500 restricted stock units) also vested after December 31, 2016 on the same terms, but, in addition, only if and when the stock price had been at or above $40.00 for 20 consecutive trading days and provided that this had occurred before December 31, 2019.

Restricted stock units were granted to five members of management on January 8, 2018 under the 2015 Plan, as part of their 2017 remuneration, divided into two tranches. The first tranche (12,500 restricted stock units) would vest when the individual left employment, provided that this was after March 31, 2018 and was not for cause. The second tranche (12,500 restricted stock units) would also vests after March 31, 2018 on the same terms, but, in addition, only if and when the share price had been at or above $24.00 for 20 consecutive trading days and provided that this had occurred before December 31, 2020.

Restricted stock units were granted to five members of management on March 1, 2018 under the 2015 Plan, as part of their 2018 remuneration, divided into two tranches. The first tranche (12,500 restricted stock units) would vest when the individual leaves employment, provided that this was after March 31, 2019 and was not for cause. The second tranche (12,500 restricted stock units) would also vests after March 31, 2019 on the same terms, but, in addition, only if and when the share price had been at or above $24.00 for 20 consecutive trading days and provided that this had occurred before December 31, 2021.

No restricted stock units were granted during 2017.

As a consequence of the completion of the Poseidon Transaction, all outstanding restricted stock units vested on November 15, 2018 and as a result a total of 60,425 Class A common shares were issued.

On February 4, 2019, the 2019 Omnibus Incentive Plan (the “2019 Plan”) was adopted, and the 2015 Plan and its predecessor plan from 2008 were terminated.

The 2019 Plan is administered by the compensation committee of the Board. The maximum aggregate number of Class A common shares that may be delivered pursuant to awards granted under the 2019 Plan during its 10-year term is 1,812,500. The maximum number of Class A common shares with respect to which awards may be granted to any non-employee director in any one calendar year is 12,500 shares or $100,000. No awards have been made under the 2019 Plan.

Share based awards since January 1, 2016, are summarized as follows:

	Restricted Stock Units
	Number of Units
	Management	Directors	Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
Unvested as at January 1, 2016	37,500	—	$26.00	n/a
Granted in March 3, 2016	25,000	—	9.44	n/a
Unvested as at December 31, 2016	62,500	—	$19,36	n/a
Granted in 2017	—	—	—	n/a
Unvested as at December 31, 2017	62,500	—	$19.36	n/a
Granted in January 8, 2018	25,000	—	9.28	n/a
Granted in March 1, 2018	25,000	—	9.04	n/a
Vested on November 15, 2018	(112,500)	—	n/a	7.92
Unvested as at December 31, 2018	—	—	$—	—

Using the graded vesting method of expensing the restricted stock unit grants, the weighted average fair value of the stock units is recognized as compensation costs in the Consolidated Statements of Income over the vesting period. The fair value of the restricted stock units for this purpose is calculated by multiplying the number of stock units by the fair value of the shares at the grant date, which is discounted for dividends forfeited over the vesting period. The Company has not factored any anticipated forfeiture into these calculations based on the limited number of participants.

On November 15, 2018, as a consequence of the completion of the Poseidon Transaction, all 112,500 unvested restricted stock units vested and as a result, 60,425 Class A common shares were issued, with the balance being retained by the Company to fund individual’s personal tax liabilities under UK tax legislation, based on a fair value per share of $7.92.

During each of the years ended December 31, 2017 and 2016, 4,266 shares were issued under the 2015 Plan, representing 20% of directors’ base fee for 2017 and 2016 respectively. The number of shares to be issued was determined based on a notional value per share of $32.00 rather than market values.

During the year ended December 31, 2018, the company recognized a total of $50 (2017: $272, 2016: $283) in respect of stock based compensation.